STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
INVESTMENTS - AT FAIR VALUE:
Total investments, at fair value	$ 1,965,588,615	$ 1,735,423,994
RECEIVABLES:
Notes receivable from participants	20,539,844	19,187,571
Total receivables	20,539,844	19,187,571
NET ASSETS AVAILABLE FOR BENEFITS	1,986,128,459	1,754,611,565
Registered Investment Companies (Mutual Funds)
INVESTMENTS - AT FAIR VALUE:
Total investments, at fair value	1,559,313,976	1,494,081,142
Common Collective Trusts
INVESTMENTS - AT FAIR VALUE:
Total investments, at fair value	232,719,296	65,445,814
Employer Common Stock Fund
INVESTMENTS - AT FAIR VALUE:
Total investments, at fair value	78,214,110	100,294,159
Personal Choice Retirement Account
INVESTMENTS - AT FAIR VALUE:
Total investments, at fair value	$ 95,341,233	$ 75,602,879